Document and Entity Information	Sep. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001629210
Document Type	8-K
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	Paramount Gold Nevada Corp.
Entity Incorporation State Country Code	NV
Entity File Number	001-36908
Entity Tax Identification Number	98-0138393
Entity Address, Address Line One	665 Anderson Street
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	(775)
Local Phone Number	625-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PZG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false